Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Leases rebates	¥ 47	¥ 54
Maintenance rebates	746	807
Gains relating to sale and leaseback (Note (iii))	15	28
Government grants	85	149
Others	13	15
Deferred benefits and gains	¥ 906	¥ 1,053	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).